Label	Element	Value
C000113298 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.20%
C000113297 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.20%
C000019669 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.40%
C000019669 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	11.30%
C000199669 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	45.60%
C000159358 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	45.60%
C000159360 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	45.60%
C000159359 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	45.60%
C000190811 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.60%
C000190811 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	8.20%
C000019670 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.40%
C000019670 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	11.30%
C000159361 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	45.60%
C000113301 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.20%
C000113300 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.20%
C000019666 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.40%
C000019666 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	11.30%
C000019665 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.40%
C000019665 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	11.30%
C000205053 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.40%
C000205053 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	11.30%
C000205055 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	45.60%
C000205054 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.20%
C000229122 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	18.50%
C000229122 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	15.90%
C000113299 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.20%
C000019668 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	41.40%
C000019668 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	11.30%